Business and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Certain component of cost of products sold
State Settlement Agreements	$ 2,435	$ 2,496	$ 2,540
Federal tobacco quota buyout	229	243	240
FDA user fees	$ 120	$ 75	$ 22